RETAINED PROFITS (Details) - Retained earnings [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RETAINED PROFITS (Details) [Line Items]
Income from continuing involvement in derecognised financial assets	£ 0	£ 3
Treasury shares	499	611	£ 495
Treasury shares held	£ 909	£ 861	£ 730